Fair value gain (loss) on embedded derivatives (Tables)	6 Months Ended
Jun. 30, 2025
Embedded derivatives [Abstract]
Schedule of Embedded Derivatives

	Six months ended June 30,
	2025	2024
	$	$
Fair value gain (loss) on embedded derivatives	14,145,000	(356,000)
	14,145,000	(356,000)